Deconsolidation of Osisko Development and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Deconsolidation And Discontinued Operations [Abstract]
Disclosure of summarized balance sheet before inter company adjustments [Table Text Block]
As at September 30, 2022
$

Current assets	168,092
Current liabilities	(51,330)
Current net assets	116,762

Non-current assets	902,768
Non-current liabilities	(105,757)
Non-current net assets	797,011
Total net assets	913,773
Accumulated other comprehensive income	(515)
Non-controlling interest	(443,295)

Disclosure of results of operations presented as discontinued operations on the consolidated statements of loss [Table Text Block]
2022
$

Results from discontinued operations:
Net loss on deconsolidation	(140,910)
Results of discontinued operations:
Revenues	44,820
Impairment of mining assets	(81,000)
Other expenses, net	(89,895)
Net loss before income taxes	(126,075)
Deferred income tax (expense) recovery (see below)	(1,490)
Net loss	(127,565)
Net loss from discontinued operations	(268,475)

Net loss per share from discontinued operations
Basic and diluted	(1.50)

Disclosure of preliminary purchase price allocation for Acquisition of Tintic by Osisko Development [Table Text Block]
Consideration paid	$

Issuance of 12,049,449 common shares of Osisko Development (i)	109,656
Cash	63,881
Convertible instruments (ii)	10,827
Fair value of deferred consideration of US$12.5 million ($15.9 million)	13,414
Fair value of other contingent payments, rights and obligations	1,695
199,473

Net assets acquired	$

Current assets	2,705
Mining assets and plant and equipment	182,229
Exploration and evaluation	38,508
Other non-current assets	1,735
Current liabilities	(1,322)
Non-current liabilities	(4,925)
Deferred income tax liability	(19,457)
199,473

(i) Prior to the share consolidation.

(ii) Represent the convertible instruments amounting to US$8.5 million ($10.8 million) issued to the sellers prior to the closing of the Tintic Transaction, which were part of the acquisition price.

Disclosure of estimated useful life of property and equipment in discontinued operations [Table Text Block]	Exploration equipment and facilities 2-20 years Mining plant and equipment (development) 3-20 years
Disclosure of detailed information about mining interests and plant and equipment [Table Text Block]
	Year ended December 31, 2022
	Mining interests	Mining plant and equipment	Total
	$	$	$

Net book value - January 1	543,953	83,712	627,665
Acquisition of Tintic	169,175	13,054	182,229
Additions	36,754	14,214	50,968
Impairments	(81,000)	-	(81,000)
Mining exploration tax credits	(6,275)	-	(6,275)
Change in environmental rehabilitation assets	(3,797)	-	(3,797)
Depreciation	(2,385)	(9,489)	(11,874)
Disposals and others	(275)	(4,632)	(4,907)
Currency translation adjustments	21,183	3,384	24,567
Deconsolidation of Osisko Development	(677,333)	(100,243)	(777,576)
Net book value - December 31	-	-	-

Disclosure of detailed information about mining plant and equipment movements by category of assets [Table Text Block]
	Year ended December 31, 2022
	Land and buildings	Machinery and equipment	Construction- in-progress	Total Mining plant and equipment
	$	$	$	$

Net book value - January 1	16,473	42,990	24,249	83,712
Acquisition of Tintic	6,940	4,420	1,694	13,054
Additions	1,418	9,574	3,222	14,214
Depreciation	(1,399)	(8,090)	-	(9,489)
Transfers	(133)	5,526	(5,393)	-
Disposals and others	(964)	(3,668)	-	(4,632)
Currency translation adjustments	550	2,060	774	3,384
Deconsolidation of Osisko Development	(22,885)	(52,812)	(24,546)	(100,243)
Net book value - December 31	-	-	-	-

Disclosure of detailed information about exploration and evaluation assets [Table Text Block]
Year ended December 31, 2022
$
Net book value - January 1	3,635
Acquisition of Tintic	38,508
Additions	4,519
Other adjustments	(417)
Currency translation adjustments	3,138
Deconsolidation of Osisko Development	(49,383)
Net book value - December 31	-

Disclosure of provisions and other liabilities [Table Text Block]
				Year ended December 31, 2022
	Environ- mental rehabili- tation (i)	Lease liabilities	Deferred premium on flow-through shares	Derivative financial instru- ments (ii)	Deferred consideration and contingent payments (iii)	Total
	$	$	$	$	$	$
Balance - January 1	53,237	9,866	914	-	-	64,017
Acquisition of Tintic by Osisko Development	5,370	325	-	-	15,109	20,804
New liabilities	261	108	-	39,841	-	40,210
Revision of estimates	(4,299)	(2,463)	-	-	-	(6,762)
Change in fair value	-	-	-	(21,483)	-	(21,483)
Accretion	2,185	-	-	-	333	2,518
Settlements/payments of liabilities	(2,549)	(6,306)	-	-	-	(8,855)
Recognition of deferred premium on flow-through shares	-	-	(914)	-	-	(914)
Currency translation Adjustments	1,193	12	-	1,333	1,149	3,687
Deconsolidation of Osisko Development	(55,398)	(1,542)	-	(19,691)	(16,591)	(93,222)
Balance - December 31	-	-	-	-	-	-

(i) The environmental rehabilitation provision represented the legal and contractual obligations associated with the eventual closure of Osisko Development's mining interests, plant and equipment and exploration and evaluation assets (mostly for the Cariboo property, Bonanza Ledge Phase 2 and San Antonio projects).

(ii) Represented the warrants accounted for as derivative liabilities issued by Osisko Development and exercisable in U.S. dollars .

(iii) Represented the deferred consideration and contingent payments payable by Osisko Development with regards to its acquisition of Tintic.